REGULATORY CAPITAL REQUIREMENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Tier 1 capital:
Actual Capital, Amount	$ 70,567,000	$ 643.10
Actual Capital, Ratio	0.0778	0.0763
Tier 1 risk-based capital:
Actual Capital, Amount	$ 70,567,000	$ 643.10
Actual Capital, Ratio	0.1035	0.0947
Common equity tier 1 capital:
Actual Capital, Amount	$ 70,567,000	$ 643.10
Actual Capital, Ratio	0.1035	0.0947
Total risk-based capital:
Actual Capital, Amount	$ 87,158,000	$ 805.52
Actual Capital, Ratio	0.1279	0.1186
Bank
Tier 1 capital:
Actual Capital, Amount	$ 76,603,000	$ 715.96
Actual Capital, Ratio	0.0845	0.0823
Minimum Capital Adequacy, Required Ratio	0.04	0.04
Classification As Well Capitalized, Required Ratio	0.05	0.05
Tier 1 risk-based capital:
Actual Capital, Amount	$ 76,603,000	$ 715.96
Actual Capital, Ratio	0.1063	0.1054
Minimum Capital Adequacy, Required Ratio	0.06	0.06
Classification As Well Capitalized, Required Ratio	0.08	0.08
Common equity tier 1 capital:
Actual Capital, Amount	$ 76,603,000	$ 715.96
Actual Capital, Ratio	0.1063	0.1054
Minimum Capital Adequacy, Required Ratio	0.045	0.045
Classification As Well Capitalized, Required Ratio	0.065	0.065
Total risk-based capital:
Actual Capital, Amount	$ 85,444,000	$ 801.08
Actual Capital, Ratio	0.1186	0.118
Minimum Capital Adequacy, Required Ratio	0.08	0.08
Classification As Well Capitalized, Required Ratio	0.10	0.10